Borrowings - Additional Information (Details) - USD ($)								12 Months Ended
	Nov. 06, 2022	Nov. 12, 2021	Oct. 28, 2021	Aug. 20, 2020	May 26, 2020	May 20, 2020	Jan. 08, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 29, 2022	Nov. 04, 2021
Borrowings
Aggregate principal amount								$ 1,333,237,000	$ 1,465,437,000	$ 1,439,603,000
Borrowing								1,333,237,000	1,465,437,000	1,439,603,000
Borrowings, Grace Period	2 years
Proceeds from borrowings, classified as financing activities								87,846,000	371,951,000	$ 366,544,000
Cash held in bank accounts pledged as security								59,072	38,511
Notes [Member]
Borrowings
Aggregate principal amount								940,900,000	986,500,000
Borrowing								$ 940,900,000	986,500,000
Class 4 Notes, Fixed 9.500%, Matures in 2028 [Member]
Borrowings
Aggregate principal amount									60,200,000
Borrowing									60,200,000
Class 3 Notes, Fixed 4.00%, Matures in 2023 [Member]
Borrowings
Aggregate principal amount									30,500,000
Borrowing									$ 30,500,000
6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032
Borrowings
Aggregate principal amount											$ 10,000,000
Borrowing											$ 10,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Senior Secured Guarantee Notes, Fixed 8.5%, Matures in 2031 [Member]
Borrowings
Aggregate principal amount			$ 208,900,000
Interest rate			8.50%
Borrowing			$ 208,900,000
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2017 Notes
Borrowings
Repurchase and exchange as a percentage of total original principal amount				24.61%
Aeropuertos Argentina 2000 S.A.("AA2000") | Series 2020 Notes
Borrowings
Repurchase and exchange as a percentage of total original principal amount			66.83%
Aeropuertos Argentina 2000 S.A.("AA2000") | Class 4 Notes, Fixed 9.500%, Matures in 2028 [Member]
Borrowings
Aggregate principal amount												$ 62,000,000
Total of first priority lien and second priority lien												235,000,000
Borrowing												$ 62,000,000
Aeropuertos Argentina 2000 S.A.("AA2000") | 6.875% Cash/9.375% PIK Class I Series 2020 Additional Senior Secured Notes due 2027
Borrowings
Cash interest rate						6.875%
PIK interest rate						9.375%
Aggregate principal amount						$ 306,000,000
Repurchase and exchange as a percentage of total original principal amount						86.73%
Borrowing						$ 306,000,000
ACI Airport Sudamerica S.A.U. | Senior Secured Guarantee Notes, Fixed 6.875%, Matures in 2034 [Member]
Borrowings
Cash interest rate		6.875%
Aggregate principal amount		$ 246,200,000
Borrowing		$ 246,200,000
ACI Airport Sudamerica S.A.U. | Series 2015 Notes
Borrowings
Repurchase and exchange as a percentage of total original principal amount		40.62%
ACI Airport Sudamerica S.A.U. | Series 2020 Notes
Borrowings
Repurchase and exchange as a percentage of total original principal amount		96.43%
Money offering in private transaction		$ 52,900,000
ACI Airport Sudamerica S.A.U. | 6.875% Cash/7.875% PIK Senior Secured Guaranteed Notes due 2032
Borrowings
Cash interest rate					6.875%
PIK interest rate					7.875%
Aggregate principal amount					$ 180,900,000
Repurchase and exchange as a percentage of total original principal amount					93.60%
Borrowing					$ 180,900,000
C.A.I.S.A. | Secured notes due 2024 (the Italian Notes)
Borrowings
Interest rate							100.00%
Percentage of share capital of debt issuing entity secured by pledge							100.00%